Derivative Instruments and Hedging Activities (Fair Value Hedge Derivative Effect on Earnings) (Details) - Interest Rate Swap [Member] - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Derivative, Gain (Loss) on Derivative, Net	$ 505	$ 537	$ 587	$ 457	$ 1,042	$ 1,043	$ 1,892	$ 2,520
Interest Expense, Debt	$ (2,275)	$ (2,275)	$ (2,275)	$ (2,275)	$ 4,550	$ 4,550	$ (9,100)	$ (11,985)